Summary of Significant Accounting Policies - Intangible Assets (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amount		$ 957,620
Accumulated Amortization		(40,813)
Net Amount		$ 916,807
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years	5 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	12 years	12 years
Patents And Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Amount		$ 697,890
Accumulated Amortization		(32,155)
Net Amount		$ 665,735
Patents And Trademark [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life		5 years
Patents And Trademark [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life		12 years
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amount		$ 259,730
Accumulated Amortization		(8,658)
Net Amount		$ 251,072
Useful life		10 years